Finance Costs, Net and Other Financial Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about finance costs net and other financial income expense

	Year Ending December 31,
	2021	2020	2019
Finance costs, net
Interest expense	$(9,326)	$(7,466)	$(4,468)
Accrued dividends - Series X	(2,367)	—	—
Other finance costs, net	(76)	(22)	365

Total	$(11,769)	$(7,488)	$(4,103)

	Year Ending December 31,
	2021	2020	2019
Other financial income (expense)
Foreign exchange differences	$1,019	$597	$(112)
Other financial income	48	—	—

Total	$1,067	$597	$(112)